UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22404

Investment Company Act file number

SCS Hedged Opportunities Fund, LLC

(Exact name of registrant as specified in charter)

One Winthrop Square

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Peter H. Mattoon

c/o SCS Capital Management, LLC

One Winthrop Square

Boston, Massachusetts 02110

(Name and address of agent for service)

(617) 204-6400

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1.	Reports to Stockholders.

SCS HEDGED OPPORTUNITIES FUND, LLC

Semi-Annual Report

September 30, 2016

One Winthrop Square  |  Boston, MA 02110

617.204.6400  |   www.scsfinancial.com

SCS Hedged Opportunities Fund, LLC

SCS Hedged Opportunities Fund, LLC

Shareholder Letter

November, 2016

Dear Investors,

SCS Hedged Opportunities Fund, LLC (the “Fund”) returned -0.98% net of all fees and expenses for the six months ending September 30, 2016, versus +3.11% for the HFRI Fund of Fund Composite Index, over the same time periods.

Market Overview

Global financial markets rallied across the board during the six month period ending September 30, 2016 fueled by a strong recovery in commodity prices and easing worries over a global growth slowdown. July was the strongest month as investors were quickly able to shrug off a surprise Brexit yes vote. During the period, energy prices were up double digits, with Brent crude oil up +21.2% and natural gas up +14.6%. Metals also rallied strongly, with gold up +7.6% and silver up +27.3%. Emerging market equities were predictably the largest beneficiary of the commodities rally as the MSCI Emerging Markets Index was up +10.0%. The Russell 3000 Index was up +6.5%, led by small-cap value energy stocks. International equities ex-EM performed in line with US markets. Fixed Income assets also performed well during this period as yields fell globally. Risky credits were the strongest performers, with the Barclays US Corporate High Yield Index up +11.4%.

Performance Review

Overall, this period was a better for hedge fund strategies; however, the fact remains that 2016, as a whole, has been very challenging for the average hedge fund as well as the Fund and several of our managers. Over the period, multi-strategy was our strongest performer and also outperformed its benchmark, HFRI Fund Weighted Composite Index, by 217 basis points (bps). Credit and event-driven also contributed strong positive returns over the period, while equity long/short and macro experienced challenging performance and detracted from returns.

The multi-strategy book (7.30% of Net Asset Value) delivered returns of +7.00% for the period and outperformed its benchmark, HFRI Fund Weighted Composite Index, which returned +4.83%. The strategy’s outperformance was primarily driven by deep value equity positions in alternative asset managers, Argentine equities, and longer-dated catalyst investments. The credit book (30.11% of NAV) produced strong absolute performance over the period, returning +5.95% however it underperformed its benchmark, HFRI ED: Distressed/Restructuring Index, which returned +11.30%. The strategy’s biggest contributors during the period were structured credit, stressed debt (corporate and sovereign), energy as well as a mix of various investment positions, including a legacy financial institution bankruptcy workout, a UK-based tavern operator, and a gaming company. The event-driven book (24.74% of NAV) delivered returns of +2.83% for the period, versus +7.47% for its benchmark, HFRI Event-Driven (Total) Index. Underperformance was a result of mixed returns, as individual managers were either strongly positive or strongly negative, during the period, depending on how they navigated specific catalysts.

Across the portfolio, there were a few instances where managers significantly underperformed, with the biggest outliers being in our macro and equity long/short books. The macro book (12.60% of NAV) returned -15.17% for the period and underperformed its benchmark, HFRI Macro (Total) Index, which returned +0.25%. Over the period, macro experienced very challenging performance given its more pronounced bearish tilt in the face of a risk-on market. Lastly, the equity long/short book (12.41% of NAV) returned -4.97% for the period versus its benchmark, HFRI Equity Hedge (Total) Index, which returned +6.08%.

Positioning and Outlook

As disclosed previously in the PPM supplement and liquidation letter, after extensive deliberation regarding the best interests of the Fund and its shareholders, the Board of Directors has voted to liquidate SCS Hedged Opportunities Fund, LLC and SCS Hedged Opportunities (TE) Fund, LLC. The vote to liquidate the Fund was made entirely with the best interests of you, the shareholder, in mind and will ensure an orderly wind down of exposures so all underlying investors receive fair and equitable treatment.

Currently we’re anticipating that there will be several periodic cash distributions, out to clients, as the underlying investments are liquidated. The first payout is estimated to be in late November or December 2016 and there should be several other periodic cash distributions throughout 2017, until the Funds are fully liquidated. Additionally, SCS will naturally be waiving any management fees throughout this liquidation process.

If you have any questions or want to discuss in greater detail please do not hesitate to contact us.

Sincerely,

SCS Financial

Important Definitions and Disclosures

Opinions expressed are subject to change at any time, are not guarantees and should not be considered investment advice. Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments for complete holdings information.

This material is not an invitation to subscribe for interests in the Fund and is by way of information only. Sales of interests shall be made on the basis of the Fund’s Confidential Offering Memorandum (the “Offering Memorandum”) only and are not offered to any prospective investor who does not satisfy certain minimum financial and sophistication criteria, or in any jurisdiction in which such offer is not authorized.

An investment in alternative investments can be highly illiquid, is speculative and not suitable for all investors. Investing in alternative investments is only intended for experienced and sophisticated investors who are willing to bear the high economic risk associated with such an investment. Performance may be volatile and there is no guarantee or assurance that an investment in the Fund will achieve its investment objective.

Diversification does not assure a profit or protect against loss in a declining market. Before making an investment decision, investors should consider the suitability of this investment with respect to their investment objectives and personal situation and consider factors such as-their personal net worth, income, age, risk tolerance and liquidity needs.

An investment in the Fund, and the underlying funds in which the Fund invests through its investment in the Master Fund (collectively, “Alternative Investment Funds”), involves risks, including the following:

•

Past performance of the Fund, as well as any Alternative Investment Fund in which it invests, is not indicative of future performance. The value of the Fund’s investments will fluctuate, and there is no assurance that the Fund will achieve its investment objective.

•

Investing in the Fund and the Alternative Investment Funds involves a significant degree of market risk. No assurance can be given that the strategy or strategies utilized by the Fund or an Alternative Investment Fund will be successful under any or all future market conditions. Changes in general economic conditions may affect the profitability of the Fund or an Alternative Investment Fund or specific strategies used by such funds.

•

An investment in an Alternative Investment Fund may be highly illiquid. Such funds are subject to lock up periods and restrictions on redemptions, including in some cases suspensions. In addition, there is no secondary market for the interests in Alternative Investment Funds, including the Fund, and none is expected to develop. There are substantial restrictions on transferring of the interests in the Fund.

•

Alternative Investment Funds generally are not subject to the same regulatory oversight as more conventional investment vehicles, such as mutual funds, and involve risks not associated with more conventional investments.

•

Due to the early life-cycle of some Alternative Investment Funds, such funds may experience significant loss as a result of declines in an economic sector, industry group, stock market or for portfolio infrastructure failure.

•	The Fund and the Alternative Investment Funds in which it invests may be leveraged and may involve other speculative investment practices that may increase the risk of investment loss. Short selling for example involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited losses. In addition, investments in commodities contracts and all derivative instruments, including futures and options, involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact in the performance of the Fund or Alternative Investment Fund. The prices of such investments are highly volatile and they are subject to the risk of failure of any exchanges on which the positions trade or of a clearing house.

•	Investments in foreign securities involve greater risk, including currency risk, different accounting standards and are subject to political instability.

•	Neither the Fund, nor the Alternative Investment Funds in which they invest, are required to provide periodic pricing or valuation information to investors with respect to individual investments.

•

Because of the complex nature of Alternative Investment Funds’ investments, the distribution of tax information to investors may be subject to delays, which may result in the need to request an extension.

•

The Fund is subject to multiple layers of fees and expenses, which may offset trading profits. By investing in a fund-of-fund such as the Fund, an investor will indirectly bear his or her share of any fees and expenses charged by the underlying funds, in addition to the fees and expenses of the Fund. The Fund also bears its pro rate share of any fees or expenses incurred by the Master Fund.

Definitions

MSCI ACWI (All Country World Index) Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. It consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets and consists of 23 emerging market country indexes.

Russell 3000 Index is a capitalization-weighted stock market index that seeks to be a benchmark of the entire U.S stock market. It measures the performance of the 3,000 largest publicly held companies incorporated in the United States based on market capitalization.

Barclays US Corporate High Yield Index measures the US corporate market of non-investment grade, fixed-rate corporate bonds.

Barclays US Aggregate Bond Index is a broad base index that is often used to represent investment grade bonds being traded in the United States. The index is market capitalization weighted that includes; treasury securities, government agency bonds, mortgage backed bonds and corporate bonds.

HFRI Fund of Funds Composite Index is an equal weighted, net of fee, index composed of approximately 800 fund of hedge funds. Performance of an overall market is affected by the size as well as performance of funds of hedge funds. An equal weighted index may remove the bias towards larger funds of hedge funds at the expense of underweighting their influence on the overall market.

HFRI ED: Distressed/Restructuring Index is an equal weighted index of hedge funds that pursue strategies focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Performance of an overall market is affected by the size as well as performance of funds of hedge funds. An equal weighted index may remove the bias towards larger funds of hedge funds at the expense of underweighting their influence on the overall market.

HFRI Equity Hedge (Total) Index is an equal weighted index of hedge funds that pursue hedged equity strategies including long and short positions in equity and equity derivative securities. Performance of an overall market is affected by the size as well as performance of funds of hedge funds. An equal weighted index may remove the bias towards larger funds of hedge funds at the expense of underweighting their influence on the overall market.

HFRI Event Driven (Total) Index is an equal weighted index of hedge funds that pursue strategies related to companies currently or prospectively involved in corporate transactions including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Performance of an overall market is affected by the size as well as performance of funds of hedge funds. An equal weighted index may remove the bias towards larger funds of hedge funds at the expense of underweighting their influence on the overall market.

HFRI Fund Weighted Composite Index is an equally weighted performance index of the HFRI hedge fund strategy indices. The HFRI hedge fund strategy indices are broken down into 32 different indices (the fund of funds indices are not included in the HFRI Fund Weighted Composite Index) and are not investable.

HFRI Macro (Total) Index includes investment managers that trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets.

The HFRI index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. An investment cannot be made directly in an index.

For a complete description of the investment objectives, risks (including additional risks related to certain potential Fund investments and/or strategies such as Margin Borrowing, Arbitrage, Swap Agreements, Call and Put Options and other Hedging Transactions), as well as conflicts of interest, fees and expenses associated with an investment in the Fund please review the relevant sections in the Fund’s Offering Memorandum which should be reviewed in its entirety prior to investment.

This document has been prepared solely for the use of the intended recipient (the “Recipient”). By accepting delivery of this presentation, each Recipient undertakes not to reproduce or distribute this presentation in whole or in part, nor to disclose any of its contents (except to professional advisors), without the prior written consent of SCS Financial Services, LLC (“SCS”). The information contained herein is proprietary and confidential and may contain commercial or financial information, trade secrets and/or intellectual property of SCS and/or its affiliates.

HOF000192 — 9/30/17

SCS Hedged Opportunities Fund, LLC

Statement of Assets & Liabilities

September 30, 2016 (Unaudited)

Assets
Investments in SCS Hedged Opportunities Master Fund, LLC, at fair value	$17,428,610
Receivable from SCS Hedged Opportunities Master Fund, LLC	999,969
Investment paid in advance	1,984

Total Assets	18,430,563

Liabilities
Redemption payable	999,969
Shareholder servicing fees payable	11,613
Due to Master Fund	666
Payable to Adviser	349
Accrued expenses and other liabilities	29,199

Total Liabilities	1,041,796

Net Assets	$17,388,767

Net Assets Consist of:
Paid in capital	$15,976,269
Accumulated net investment loss	(4,604,646)
Accumulated net realized gain on investments sold	5,344,638
Net unrealized appreciation on investments	672,506

Net Assets	$17,388,767

Net Asset Value, 638,972 shares issued (unlimited shares authorized, no par value)	$27.21

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC

Statement of Operations

For the Period Ended September 30, 2016 (Unaudited)

Investment Income
Interest income allocated from SCS Hedged Opportunities Master Fund, LLC	$733

Total Investment Income	733

Expenses
Expenses allocated from SCS Hedged Opportunities Master Fund, LLC (Note 2)	179,939
Audit and tax expenses	21,835
Printing and mailing expenses	12,679
Shareholder servicing fees	8,980
Registration expenses	1,554
Tax expenses	454

Total Expenses	225,441

Recovery of previous waiver	1,984

Net Expenses before waiver	227,425

Waivers by Adviser (Note 3)	(3,619)

Net Expenses	223,806

Net Investment Loss	(223,073)

Realized and Unrealized Gain (Loss) on Investments Allocated from SCS Hedged Opportunities Master Fund, LLC
Net realized gain on sale of investments	1,019,535
Net change in unrealized depreciation on investments	(985,991)

Net Gain from Investments Allocated from SCS Hedged Opportunities Master Fund, LLC	33,544

Net Decrease in Net Assets Resulting from Operations	($189,529)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Change in Net Assets Resulting from Operations
Net investment loss	$(223,073)	$(710,212)
Net realized gain on sale of investments	1,019,535	1,603,698
Net change in unrealized depreciation on investments	(985,991)	(3,344,927)

Net Decrease in Net Assets Resulting from Operations	(189,529)	(2,451,441)

Change in Net Assets Resulting from Capital Transactions Proceeds from shares sold	580,000	3,387,000
Payments for shares redeemed	(1,939,455)	(18,915,510)

Net Decrease in Net Assets Resulting from Capital Transactions	(1,359,455)	(15,528,510)

Net Decrease in Net Assets	$(1,548,984)	$(17,979,951)

Net Assets, Beginning of Period	$18,937,751	$36,917,702

Net Assets, End of Period	$17,388,767	$18,937,751

Accumulated Net Investment Loss	$(4,604,646)	$(4,381,573)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC

Statement of Cash Flows

For the Period Ended September 30, 2016 (Unaudited)

Cash Flows from Operating Activities
Purchases of investment in SCS Hedged Opportunities Master Fund, LLC	$(582,884)
Sales of investment in SCS Hedged Opportunities Master Fund, LLC	2,420,220
Investments paid in advance	(1,984)
Expenses paid	9,995

Net Cash Provided by Operating Activities	1,845,347

Cash Flows from Financing Activities
Proceeds from subscriptions	580,000
Distributions for redemptions	(2,425,347)

Net Cash Used in Financing Activities	(1,845,347)

Net Decrease in Cash	—
Cash — Beginning of Period	—

Cash — End of Period	$—

Reconciliation of Net Decrease in Net Assets Resulting from Operations to
Net Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(189,529)
Net decrease in advance subscriptions to investments	368,016
Net realized gain on investments	(1,019,535)
Net change in unrealized depreciation on investments	985,991
Net decrease in receivable from SCS Hedged Opportunities Master Fund, LLC	508,790
Net increase in payable to Adviser	349
Net decrease in due to Master Fund	(5,127)
Net increase in shareholder servicing fees payable	591
Net increase in accrued expenses and other liabilities	52,922
Income allocated from SCS Hedged Opportunities Master Fund, LLC	(733)
Expenses allocated from SCS Hedged Opportunities Master Fund, LLC	179,939
Purchases of investment in SCS Hedged Opportunities Master Fund, LLC	(947,757)
Sales of investment in SCS Hedged Opportunities Master Fund, LLC	1,911,430

Net Cash Provided by Operating Activities	1,845,347

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC

Financial Highlights

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2012
Per Share Operating Performance
Beginning net asset value	$27.48	$29.37	$28.87	$26.41	$25.45	$26.32
Income (Loss) From Investment Operations
Net investment loss(1)	(0.32)	(0.57)	(0.73)	(0.69)	(0.64)	(0.64)
Net gain (loss) from investments in Portfolio Funds	0.05	(1.32)	1.23	3.15	1.60	(0.23)

Total from Investment Operations	(0.27)	(1.89)	0.50	2.46	0.96	(0.87)

Ending Net Asset Value	$27.21	$27.48	$29.37	$28.87	$26.41	$25.45

Total return(2)	(0.98)%	(6.44)%	1.73%	9.31%	3.78%	(3.31)%
Supplemental Data and Ratios
Net assets, end of year	$17,388,767	$18,937,751	$36,917,702	$28,950,916	$26,260,216	$38,753,180
Ratio of expenses to weighted average net assets before waivers	2.38%	2.02%	2.54%	2.50%	2.63%	3.01%
Ratio of expenses to weighted average net assets after waivers	2.36%	2.02%	2.50%	2.50%	2.50%	2.50%
Ratio of net investment loss to weighted average net assets before waivers	(2.37)%	(2.02)%	(2.54)%	(2.50)%	(2.63)%	(3.01)%
Ratio of net investment loss to weighted average net assets after waivers	(2.35)%	(2.02)%	(2.50)%	(2.50)%	(2.50)%	(2.50)%

(1)	Calculated using average shares outstanding method.
(2)	Total return would have been lower if certain expenses would not have been waived.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

1.	Organization

SCS Hedged Opportunities Fund, LLC (the “Fund”) was organized as a limited liability company under the laws of the state of Delaware on April 7, 2010, and commenced operations on September 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The Fund pursues its investment objective by investing substantially all of its assets in the SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”), a closed-end, non-diversified management investment company that is registered under the 1940 Act. The Master Fund pursues its investment objective by allocating its assets among a diversified group of hedge funds (“Portfolio Funds”) managed by portfolio managers with differing styles and strategies.

On September 29, 2016, the Fund’s Board of Directors (the “Board”) authorized the liquidation of the Fund. The Fund began the process of liquidating its assets on September 29, 2016 (the “Effective Date”) and is in the process of liquidating. Prior to the Fund’s termination, all or a substantial portion of the Fund’s assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments, the Fund may not be able to achieve its investment objective.

The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund owned by the Fund at September 30, 2016 was 54.84%.

The Fund and Master Fund are managed by SCS Capital Management, LLC (the “Adviser”). The Adviser is a registered investment adviser with the Securities and Exchange Commission and is an affiliate of the Fund.

The Fund has a Board that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. The same directors also serve as the Master Fund’s Board.

2.	Significant Accounting Policies

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The following are the significant accounting policies adopted by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Fund Expenses

The Fund bears its own operating expenses and, through its investment in the Master Fund, its portion of the Master Fund’s operating expenses. These operating expenses include, but are not limited to: all investment-related expenses, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board, all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders, and such other expenses as may be approved from time to time by the Board. Expenses allocated to the Fund for its indirect investments in the Portfolio Funds are not included in the Fund’s Statement of Operations or Financial Highlights.

C. Investments in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of September 30, 2016. Valuation of Portfolio Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The Fund records its portion of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

D. Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less from the date of purchase.

E. Income Taxes

The Fund’s tax year end is December 31. The Fund is treated as a partnership for Federal income tax purposes. Each shareholder is responsible for the tax liability or benefit relating to such individual’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. Management is not aware of any exposure to uncertain tax positions that could require accrual. As of September 30, 2016, the Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. It is the Fund’s policy to record interest and penalties related to uncertain tax benefits as a component of income taxes, as appropriate.

F. Indemnifications

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Agreements and Related Party Transactions

Management — The Fund and the Master Fund each have entered into an Investment Advisory Agreement with SCS Capital Management, LLC. Under the Investment Advisory Agreement, the Master Fund pays the Adviser a quarterly fee, which is calculated and accrued monthly, (the “Advisory Fee”) at the annual rate of 0.50% of the Master Fund’s net assets. So long as substantially all of the assets of the Fund are invested in the Master Fund, the Fund does not pay the Adviser a separate fee under the Investment Advisory Agreement. The Fund does however, due to its investment in the Master Fund, bear its proportionate percentage of the Advisory Fee paid to the Adviser by the Master Fund.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to waive its fees, and/or to pay or absorb the ordinary operating expenses of the Fund (including all organization and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses), to the extent that they exceed 2.50% per annum of the Fund’s average monthly net assets (the “Expense Limitation”). Under the terms of the Expense Limitation Agreement, taxes of the Fund are not contractually required to be included in operating expenses subject to limitation. During the six months ended September 30, 2016, the Adviser has voluntarily included taxes paid by the Fund in the amount of $454 in the operating expenses subject to limitation. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser for such amounts. Reimbursement will be made as promptly as possible, but only to the extent that it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until June 30, 2017 but can be extended with further Board approval. For the years ended March 31, 2015 and 2016 and the six months ended September 30, 2016, the Adviser waived expenses in the amount of $12,873, $0 and $3,619, respectively. During the years ended March 31, 2015 and 2016 and the six months ended September 30, 2016, the Adviser recouped previously waived expenses in the amount of $213,262, $21,840 and $1,984, respectively. As of September 30, 2016, the remaining waived advisory fees subject to potential recovery is $1,635 expiring 2020.

Administration — The Fund and the Master Fund have engaged U.S. Bancorp Fund Services, LLC to serve as its administrator, fund accountant, and transfer agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.070% of the first $150,000,000 of the Master Fund’s total monthly net assets, 0.050% on the next $250,000,000 of the Master Fund’s total monthly net assets and 0.030% on the excess balance of the Master Fund’s total monthly net assets with a minimum annual fee of $70,000. There is no fee directly attributable to the Fund other than its allocated portion of the Master Fund’s expenses.

Custodian — The Fund and the Master Fund have engaged U.S. Bank, N.A. to serve as the Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.001% of the Master Fund’s portfolio market value with a minimum annual fee of $5,000. There is no fee directly attributable to the Fund other than its allocated portion of the Master Fund’s expenses.

Shareholder Servicing Fees — The Fund (and not the Master Fund) will pay shareholder servicing fees to financial intermediaries and certain financial advisers that have agreed to provide ongoing investor services to investors in the Fund that are their customers (Investor Service Providers). Shareholder servicing fees are accrued monthly at an annual rate not to exceed 0.35% of the Fund’s net assets. Not all shareholders utilize Investor Service Providers to invest in the Fund. The Fund’s accruals are adjusted to the extent the actual expenses paid for shareholder servicing fees are less than 0.35% of the Fund’s net assets. For the six months ended September 30, 2016, the Fund incurred $8,980 in shareholder serving fees and $11,613 remains at September 30, 2016.

4.	Directors and Officers

The Board has overall responsibility for monitoring and overseeing each of the Fund’s and the Master Fund’s investment program and its management and operations. The Board exercises the same powers, authority and responsibilities on behalf of the Fund and the Master Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. A listing of the Board members is on the back cover of this report. The Directors who are not employed by the Adviser are each paid (in the aggregate) by the Fund and the Master Fund an annual retainer of $20,000, and per meeting fees of $5,000 in the case of regular meetings and $2,000 in the case of telephonic meetings. All Directors are reimbursed by the Fund and the Master Fund for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Fund or the Master Fund. Two of the Directors are employees of the Adviser and receive no compensation from the Fund or Master Fund for serving as Directors.

All of the Officers of the Fund and Master Fund are affiliated with the Adviser. Such Officers receive no compensation from the Fund or Master Fund for serving in their respective roles except as described above. The Board appointed a Chief Compliance Officer to the Company in accordance with federal securities regulations.

5.	Shareholder Transactions

No shareholder will have the right to require the Fund to repurchase shares, although the Fund may from time to time repurchase shares as of the last day of a calendar quarter pursuant to written tenders by shareholders. Whether repurchases will be made during any given quarter will be determined by the Board in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendations of the Adviser. The Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase shares on the last business day of each calendar quarter. The minimum initial investment required is $25,000.

The Fund had 638,972 shares outstanding at September 30, 2016. The fund issued 21,118 shares through shareholder subscriptions and repurchased 71,339 shares through shareholder redemptions during the six months ended September 30, 2016. The Fund issued 117,392 shares through shareholder subscriptions and repurchased 685,199 shares through shareholder redemptions during the year ended March 31, 2016. Investors who redeem out their full position in the Fund could be subject to a holdback. Any holdbacks will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements.

As of September 30, 2016, no shareholder owned more than 10% of the outstanding shares of the Fund. As of September 30, 2016, the Adviser had investment discretion of 75.22% of the outstanding shares of the Fund.

6.	Risk Factors

Because shares may only be repurchased pursuant to tender offers at such time and on such terms as the Board may determine, in its complete and exclusive discretion, and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Adviser may invest the Master Fund’s assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is highly illiquid and involves a substantial degree of risk. Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity. The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Master Fund’s net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. A majority of the Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to three years from initial investment. Other investments in Portfolio Funds are deemed illiquid.

7.	Fair Value of Financial Instruments

The Fund invests substantially all of its assets in the Master Fund. Fair value of Portfolio Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements as of September 30, 2016, in its semi-annual report.

8.	Subsequent Events

The Fund has evaluated all subsequent events through November 29, 2016, the date these financial statements were issued.

The Fund has not identified any subsequent events requiring financial statement disclosure as of November 29, 2016.

SCS Hedged Opportunities Fund, LLC

Additional Information (Unaudited)

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and Master Fund and information regarding how the Fund and Master Fund voted proxies relating to the portfolio of securities are available to stockholders without charge, upon request by calling the Adviser collect at (617) 204-6400.

Board of Directors

The Offering Memorandum includes additional information about the Fund’s Directors and is available upon request without charge by calling the Adviser collect at (617) 204-6400 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SCS Hedged Opportunities Master Fund, LLC

Investment Strategy Allocation

As of September 30, 2016 (Unaudited)

(Expressed as a Percentage of Total Long-Term Fair Value)

SCS Hedged Opportunities Master Fund, LLC

Schedule of Investments

September 30, 2016 (Unaudited)

	Cost	Fair Value	Next Available Redemption Date[b]	Frequency of Redemptions	Redemption Notification Period (Days)
INVESTMENTS IN INVESTMENT COMPANIES — 9.84%[a]
Macro — Trend Following — 9.84%[a]
Credit Suisse Managed Futures — Class I	$3,151,670	$3,127,348	n/a	Daily	n/a

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $3,151,670)		3,127,348

INVESTMENTS IN PORTFOLIO FUNDS — 64.68%[a]
Credit — ABS — 4.43%[a]
Perella Weinberg Partners Asset Based Value Fund LPc	1,087,104	1,406,923	12/31/2016	Quarterly	90

Credit — Insurance — 0.07%[a]
Serengeti Multi-Series LLC — Series E, Sub-Series 2 E(10)	18,283	20,944	n/a	Illiquid	n/a

Credit — Re-Insurance — 0.33%[a]
Serengeti Multi-Series LLC — Series E, Sub-Series 2 E(4)	91,719	105,068	n/a	Illiquid	n/a

Credit — Structured Credit — 20.12%[a]
AG SCS Fund, L.P.	950,000	887,479	12/31/2016	Annually	90
Serengeti Lycaon Partners LP	2,040,355	3,993,580	3/31/2017	Annually	87
Serengeti Multi-Series LLC — Series E, Sub-Series 4	111,289	181,147	n/a	Illiquid	n/a
Serengeti Multi-Series LLC — Series E, Sub-Series 7	293,428	361,187	n/a	Illiquid	n/a
West Face Credit Opportunities (USA) L.P.	693,423	970,025	12/31/2016	Quarterly	90

		6,393,418

Equity Long/Short — Global — 6.93%[a]
Horseman Global Fund, LP	2,100,000	2,201,398	12/31/2016	Monthly	90
Passport Global Strategies III Ltd.[d]	30,406	371	n/a	Illiquid	n/a

		2,201,769

Equity Long/Short — Sector — 5.93%[a]
Altimeter Partners Fund, L.P.	1,332,016	1,885,813	12/31/2016	Semi-Annually	60

Event Driven — Hedged — 0.91%[a]
Riva Prima Fund, LP	604,079	290,361	10/31/2016	Monthly	30

Event Driven — Merger/Arbitrage — 3.26%[a]
Jet Capital Select Opportunities Fund, LP	1,217,173	1,036,488	10/31/2016	Monthly	30

Event Driven — Multi-Strategy — 1.05%[a]
Fortress Centaurus Global Fund, LPe	95,962	86,432	n/a	Illiquid	n/a
Serengeti Multi-Series LLC — Series E, Sub-Series 6	231,261	246,146	12/31/2016	Annually	87

		332,578

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Schedule of Investments

September 30, 2016 (Unaudited) — (continued)

	Cost	Fair Value	Next Available Redemption Date[b]	Frequency of Redemptions	Redemption Notification Period (Days)
Event Driven — Regional Specialist — 18.41%[a]
Tyrus Capital Opportunities Fund, L.P.	$ 2,458,129	$ 2,747,670	12/31/2016	Quarterly	90
West Face Long Term Opportunities (USA) Limited Partnership	3,234,518	3,104,827	12/31/2016	Quarterly	90

		5,852,497

Macro — Discretionary — 3.22%[a]
GG Macro, L.P.	1,483,382	1,022,905	10/31/2016	Monthly	15

Multi-Strategy — Event Driven — 0.02%[a]
Eton Park Fund, L.P. [d]	5,523	6,149	n/a	Illiquid	n/a

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $18,078,049)		20,554,913

	Shares
SHORT TERM INVESTMENT — 13.95%[a]
First American Treasury Money Market Fund — Class Z, 0.15%[f]	4,434,776	4,434,776

TOTAL SHORT TERM INVESTMENTS (Cost $4,434,776)		4,434,776

Total Investments (Cost $25,664,495) — 88.47%[a]		28,117,037
Other Assets in Excess of Liabilities — 11.53%[a]		3,663,579

TOTAL NET ASSETS — 100.00%[a]		$31,780,616

Footnotes

[a]	Percentages are stated as a percent of net assets.

[b]

Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2016 that redemption from a tranche is available without fees. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Further, the Portfolio Fund’s advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.

[c]	Fund is currently restructuring which may change the liquidity terms of the holding.

[d]	Currently in liquidation. Receiving proceeds as Manager liquidates underlying assets.

[e]	Fund is closing. Final holdback distribution is expected January 2017.

[f]	Rate reported is the 7-day current yield as of September 30, 2016.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Statement of Assets & Liabilities

September 30, 2016 (Unaudited)

Assets
Investments in Investment Companies, at fair value (cost $3,151,670)	$3,127,348
Investments in Portfolio Funds, at fair value (cost $18,078,049) (Note 2)	20,554,913
Short term investment (cost $4,434,776)	4,434,776
Receivable for investments sold	5,126,585
Other receivables	50,961

Total Assets	33,294,583

Liabilities
Investment advisory fee payable (Note 4)	55,265
Redemptions payable	1,250,590
Capital subscriptions received in advance	1,984
Directors fee payable (Note 5)	63,000
Audit and tax return fee payable	83,345
Accrued expenses and other liabilities	59,783

Total Liabilities	1,513,967

Net Assets	$31,780,616

Net Assets Consist of:
Paid in capital	$28,048,835
Accumulated net investment loss	(6,310,083)
Accumulated net realized gains	7,589,322
Net unrealized appreciation on investments	2,452,542

Net Assets	$31,780,616

Net Asset Value, 1,181,411 shares issued (unlimited shares authorized, no par value)	$26.90

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Statement of Operations

For the Six Month Ended September 30, 2016 (Unaudited)

Investment Income
Interest income	$1,294

Total Investment Income	1,294

Expenses
Investment advisory fees (Note 4)	83,504
Directors’ fees (Note 5)	63,000
Audit and tax return fees	52,421
Portfolio accounting and administration fees (Note 4)	37,933
Insurance expense	34,328
Legal fees	24,469
Tax expense	10,571
Custody fees	2,500
Transfer agent fees and expenses	2,500
Registration fees	1,978
Other expenses	3,938

Total Expenses	317,142

Net Investment Loss	(315,848)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sale of investments	$1,924,988
Net change in unrealized depreciation on investments	(1,861,301)

Net Gain from Investments	63,687

Net Decrease in Net Assets Resulting from Operations	$(252,161)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Change in Net Assets Resulting from Operations
Net investment loss	$(315,848)	$(763,953)
Net realized gain	1,924,988	1,803,363
Net change in unrealized depreciation on investments	(1,861,301)	(3,809,490)

Net Decrease in Net Assets Resulting from Operations	(252,161)	(2,770,080)

Change in Net Assets Resulting from Capital Transactions
Proceeds from shares sold, net	11,997,964	3,377,984
Payments for shares redeemed	(2,285,191)	(21,305,921)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	9,712,773	(17,927,937)

Net Increase (Decrease) in Net Assets	$9,460,612	$(20,698,017)

Net Assets, Beginning of Period	$22,320,004	$43,018,021

Net Assets, End of Period	$31,780,616	$22,320,004

Accumulated Net Investment Loss	$(6,310,083)	$(5,994,235)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2016 (Unaudited)

Cash Flows from Operating Activities
Investment income received	$1,294
Purchases of Portfolio Funds	(202,863)
Purchases of investment companies	(1,500,000)
Sales of Portfolio Funds	6,859,535
Sales of investment companies	100,000
Purchases of short term investments, net	(2,473,495)
Expenses paid	(292,655)

Net Cash Provided by Operating Activities	2,491,816

Cash Flows from Financing Activities
Proceeds from subscriptions	612,039
Distributions for redemptions	(3,105,839)
Proceeds from advance subscriptions	1,984

Net Used in Financing Activities	(2,491,816)

Net Decrease in Cash	—
Cash — Beginning of Period	—

Cash — End of Period	$—

Reconciliation of Net Decrease in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(252,161)
Net realized gain on investments	(1,924,988)
Net change in unrealized depreciation on investments	1,861,301
Net decrease in prepaid expenses	25,480
Net increase in investment advisory and management fees payable	26,379
Net decrease in accrued expenses and other liabilities	(27,372)
Purchases of Portfolio Funds	(202,863)
Purchases of investment companies	(1,500,000)
Sales of Portfolio Funds	6,859,535
Sales of investment securities	100,000
Purchases of short term investments, net	(2,473,495)

Net Cash Provided by Operating Activities	$2,491,816

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Financial Highlights

	Six Months Ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2012
Per Share Operating Performance
Beginning net asset value	$27.10	$28.95	$28.26	$25.67	$24.66	$25.53
Income (Loss) From Investment Operations
Net investment loss(1)	(0.26)	(0.53)	(0.52)	(0.46)	(0.54)	(0.62)
Net gain (loss) from investments	0.06	(1.32)	1.21	3.05	1.55	(0.25)

Total from Investment Operations	(0.20)	(1.85)	0.69	2.59	1.01	(0.87)

Ending Net Asset Value	$26.90	$27.10	$28.95	$28.26	$25.67	$24.66

Total return	(0.74)%	(6.39)%	2.44%	10.09%	4.10%	(3.41)%
Supplemental Data and Ratios
Net assets, end of year	$31,780,616	$22,320,004	$43,018,021	$40,678,441	$48,640,438	$61,049,766
Ratio of expenses to weighted average net assets (2)	1.90%	1.89%	1.82%	1.70%	2.19%	2.51%
Ratio of net investment loss to weighted average net assets (2)	(1.89)%	(1.89)%	(1.82)%	(1.70)%	(2.19)%	(2.51)%
Portfolio turnover rate	5.37%	23.11%	28.15%	26.86%	20.04%	17.56%

(1)	Calculated using average shares outstanding method.

(2)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the Portfolio Funds.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Notes to Financial Statements

September 30, 2016 (Unaudited)

1.	Organization

SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”) was organized as a limited liability company under the laws of the state of Delaware on April 7, 2010, and commenced operations on September 1, 2010. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The Master Fund pursues its investment objective by allocating its assets among a diversified group of hedge funds (“Portfolio Funds”) managed by portfolio managers with differing styles and strategies.

The SCS Hedged Opportunities Fund, LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Fund”), pursues its investment objective by investing substantially all of its assets in the Master Fund. The Feeder Fund has the same investment objective and substantially the same investment policies as the Master Fund (except that the Feeder Fund pursues its investment objective by investing in the Master Fund).

The SCS Hedged Opportunities (TE) Fund, LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “TE Feeder Fund”, together with the “Feeder Fund” the “Feeder Funds”), pursues its investment objective by investing substantially all of its assets in the SCS Hedged Opportunities Fund, LDC (the “Offshore Fund”), a Cayman Islands limited duration company. The Offshore Fund is not registered as an investment company under the 1940 Act. The Offshore Fund in turn invests substantially all of its assets in the Master Fund. The TE Feeder Fund and Offshore Fund have the same investment objective and substantially the same investment policies as the Master Fund (except that they pursue their investment objectives by investing in the Master Fund).

On September 29, 2016, the Fund’s Board of Directors (the “Board”) authorized the liquidation of the Fund. The Fund began the process of liquidating its assets on September 29, 2016 (the “Effective Date”) and is in the process of liquidating. Prior to the Fund’s termination, all or a substantial portion of the Fund’s assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments, the Fund may not be able to achieve its investment objective.

The Master Fund and Feeder Funds are managed by SCS Capital Management, LLC (the “Adviser”). The Adviser is a registered investment adviser with the Securities and Exchange Commission and is an affiliate of the Fund.

The Master Fund has a Board that has overall responsibility for monitoring and overseeing the Master Fund’s investment program and its management and operations. The same directors also serve as the Feeder Funds’ Board.

2.	Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial

Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.” The following are the significant accounting policies adopted by the Master Fund:

A. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Investment Transactions and Fund Expenses

Purchases and sales of investments are accounted for on a trade date basis. For Portfolio Funds that are reported on a unitized basis, realized gains and losses are determined based on the specific identification method. For Portfolio Funds that are not reported on a unitized basis, realized gains and losses are calculated based on percentage of capital redeemed from the respective fund.

The Master Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board, all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders, and such other expenses as may be approved from time to time by the Board. The Master Fund indirectly bears its portion of the expenses of the Portfolio Funds. Therefore, the Portfolio Funds’ expenses are not included in the Master Fund’s Statement of Operations or Financial Highlights.

C. Investments in Portfolio Funds

In accordance with the terms of the Master Fund’s Prospectus, the investments in the Portfolio Funds are valued at their fair value.

The Master Fund has the ability to liquidate a majority of its investments periodically, ranging from monthly to annually, depending on the provisions of the respective Portfolio Fund agreements. Generally, the General Partners and/or Investment Managers of the Portfolio Funds have the ability to suspend redemptions.

Certain Portfolio Funds charge annual management fees ranging from 0.75% to 2% of a Portfolio Fund’s partners’ capital/members’ equity. The Portfolio Funds also charge performance allocations of up to 20% of their net profits as defined by the respective Portfolio Fund’s partnership agreement or other similar offering document.

The Portfolio Funds in which the Master Fund has investments utilize a variety of financial instruments in their trading strategies including equity and debt securities, options, futures, and swap contracts. Several of these financial instruments contain varying degrees of off-balance sheet risk, whereby changes in fair value of the securities underlying the financial instruments may be in excess of the amounts recorded on each of the Portfolio Fund’s balance sheets. In addition, the Portfolio Funds may sell securities short whereby a liability is created to repurchase the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sale of securities sold short may exceed the amount recognized on their balance sheets. However, due to the nature of the Master Fund’s interest in the Portfolio Funds, such risks are limited to the Master Fund’s invested amount in each investee.

Of the Portfolio Funds listed on the Schedule of Investments, Fortress Centaurus Global Fund, LP, Eton Park Fund, L.P. and Passport Global Strategies III Ltd. are residual illiquid positions from full fund redemptions, Serengeti Multi-Series LLC — Series E has illiquid share classes (Sub-Series 2, 4, and 7) that are expected to self-liquidate at varying intervals, and Perella Weinberg Partners Asset Based Value Fund, L.P. is currently restructuring and liquidity terms may change.

D. Investment Valuation

The Master Fund primarily invests in private Portfolio Funds that are not listed on a securities exchange. Prior to investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund.

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund manager does not represent the fair value of the Master Fund’s interests in that Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to holders representing the price at which, even in the absence of redemption activity, a Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. For example, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Adviser may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The Adviser assesses the accuracy of each Portfolio Fund’s reported monthly net asset value using various means. These may include comparing a reported valuation with one or more strategy-specific benchmarks that the Adviser believes correlate with the strategy of the Portfolio Fund; discussing the performance of the Portfolio Fund with the manager’s personnel; and/or reviewing and analyzing the Portfolio Fund’s audited financial statements.

The valuations reported by the Portfolio Funds’ managers, upon which the Master Fund calculates its month-end net asset value and net asset value per share may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent public accountants, during their respective fiscal year end, and may be revised as a result of such audits. Other adjustments may occur from time to time. To the extent these adjustments materially impact the Master Fund’s net asset value, management will appropriately adjust participants’ transactions to ensure they are not materially harmed.

Short term investments and investment companies are valued at closing net asset value.

E. Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less from the date of purchase.

F. Income Taxes

The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each shareholder is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. Management is not aware of any exposure to uncertain tax positions that could require accrual. As of September 30, 2016, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. It is the Fund’s policy to record interest and penalties related to uncertain tax benefits as a component of income taxes, as appropriate.

G. Indemnifications

Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Investment Transactions

For the six months ended September 30, 2016, the Master Fund purchased (at cost) and sold interests (proceeds) in Portfolio Funds and investment companies in the amount of $1,702,863 and $11,002,132 (excluding short-term securities, in-kinds, and return of capital distributions), respectively.

4.	Agreements and Related Party Transactions

Management — The Master Fund has entered into an Investment Advisory Agreement with SCS Capital Management, LLC. Under the Investment Advisory Agreement, the Master Fund pays the Adviser a quarterly fee, which is calculated and accrued monthly, (the “Advisory Fee”) at the annual rate of 0.50% of the Master Fund’s net assets.

Administration — The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, and transfer agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.070% of the first $150,000,000 of the Master Fund’s total monthly net assets, 0.050% on the next $250,000,000 of the Master Fund’s total monthly net assets and 0.030% on the excess balance of the Master Fund’s total monthly net assets with a minimum annual fee of $70,000.

Custodian — The Master Fund has engaged U.S. Bank, N.A. to serve as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.001% of the Master Fund’s portfolio market value with a minimum annual fee of $5,000.

5.	Directors and Officers

The Board has overall responsibility for monitoring and overseeing the investment program of the Master Fund and each of the Feeder Funds and its management and operations. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund and the Feeder Funds as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Directors who are not employed by the Adviser are each paid (in the aggregate) by the Master Fund an annual retainer of $20,000, and per meeting fees of $5,000 in the case of regular meetings and $2,000 in the case of telephonic meetings. All Directors are reimbursed by the Master Fund for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Master Fund or the Feeder Funds. Two of the Directors are employees of the Adviser and receive no compensation from the Master Fund or Feeder Funds for serving as Directors.

All of the Officers of the Master Fund and Feeder Funds are affiliated with the Adviser. Such Officers receive no compensation from the Master Fund or Feeder Funds for serving in their respective roles except as noted above. The Board appointed a Chief Compliance Officer to the Company in accordance with federal securities regulations.

6.	Shareholder Transactions

The Master Fund from time to time may offer to repurchase shares pursuant to written tenders by investors. Any such repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. In determining whether the Master Fund should repurchase interests or portions thereof from investors pursuant to written tenders, the Board will consider the recommendation of the Adviser. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase interests from investors, on a quarterly basis, on or about March 31st, June 30th, September 30th, and December 31st of each year.

The Master Fund had 1,181,411 shares outstanding at September 30, 2016. The Master Fund issued 442,811 shares through shareholder subscriptions and repurchased 85,073 shares through shareholder redemptions during the six months ended September 30, 2016. The Master Fund issued 118,669 shares through shareholder subscriptions and repurchased 781,029 shares through shareholder redemptions during the year ended March 31, 2016.

As of September 30, 2016 the Feeder Fund and TE Feeder Fund owned 54.84% and 45.16% of the outstanding shares of the Master Fund, respectively.

7.	Risk Factors

Because shares may only be repurchased pursuant to tender offers at such time and on such terms as the Board may determine, in its complete and exclusive discretion, and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Adviser may invest the Master Fund’s assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is highly illiquid and involves a substantial degree of risk. Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity. The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Master Fund’s net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. A majority of the Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to three years from initial investment. Other investments in Portfolio Funds are deemed illiquid.

8.	Fair Value of Financial Instruments

The Master Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

As of September 30, 2016, short term investments valued at $4,434,776 and investment companies valued at $3,127,348 are classified as Level 1 in the fair value hierarchy. Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value of the investment companies at September 30, 2016 is $20,554,913.

During the six months ended September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3.

9.	Subsequent Events

The Fund has evaluated all subsequent events through November 29, 2016, the date these financial statements were issued.

The Fund has not identified any additional subsequent events requiring financial statement disclosure as of November 29, 2016.

SCS Hedged Opportunities Master Fund, LLC

Additional Information (Unaudited)

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders without charge, upon request by calling the Adviser collect at (617) 204-6400.

Board of Directors

The Master Fund’s confidential Offering Memorandum includes additional information about the Master Fund’s Directors and is available upon request without charge by calling the Adviser collect at (617) 204-6400 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SCS Hedged Opportunities Fund, LLC &

SCS Hedged Opportunities Master Fund, LLC

Privacy Notice

As an investor (“Investor”) in SCS Hedged Opportunities Fund, LLC, SCS Hedged Opportunities (TE) Fund, LLC or SCS Hedged Opportunities Master Fund, LLC (the “Funds”), you are entitled to know how we protect your nonpublic personal information and how we limit its disclosure. This privacy policy applies to individuals and institutions who are Investors, or have been Investors in the past. This privacy policy describes our policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other information about you.

Information We Collect

We collect nonpublic personal information about you from the following sources:

•

Information we receive from you on your investor information forms, account opening forms, subscription agreements, or other forms. This information includes, for example, your name, address, social security number, assets and income.

Information We Disclose

We do not disclose your nonpublic personal information to anyone, except as permitted or required by law. This means, most importantly, that we do not sell Investor information — whether it is your personal information or the fact that you are an Investor in the Funds — to anyone. Instead, we use your information primarily to complete transactions that you request. Here are the details:

•	To implement your wealth management plan, including the selection of investment managers, it may be necessary to provide identifying information to nonaffiliated third parties.

•

In certain instances, we may contract with nonaffiliated third parties to perform services for us and, where necessary, disclose your information (described above) to them. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. Further, we require these third parties to treat your nonpublic information confidentially.

•

Finally, we will release your nonpublic information if you direct us to do so, if we are required by law to do so or in other limited circumstances permitted by law — for example, to protect your account from fraud.

What Happens If You Close Your Account

If you decide to close your account(s), we will adhere to the privacy policies and procedures described in this notice.

Who Has Access to Your Personal Information

We restrict access to your nonpublic personal information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

We Will Keep You Informed

This publication replaces all previous statements of our privacy policy. As required by law, we will notify you annually of our privacy policy. We reserve the right to modify this policy at any time and will keep you informed of changes.

SCS HEDGED OPPORTUNITIES FUND, LLC

BOARD OF DIRECTORS

Peter Mattoon*, Chairman of the Board

Peter Lombard, Independent Director

James Orr, Interested Director

Edmond Villani, Independent Director

Joseph McCuine*, Interested Director

OFFICERS

Peter Mattoon*, President & Chief Executive Officer

Joseph McCuine*, Vice President & Chief Financial Officer

Stephen Goff*, Secretary & Chief Compliance Officer

INVESTMENT ADVISER

SCS Capital Management, LLC

One Winthrop Square

Boston, MA 02110

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, J1S

Milwaukee, WI 53202

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

*	Employed by SCS Capital Management, LLC

One Winthrop Square  |  Boston, MA 02110

617.204.6400   |  www.scsfinancial.com

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9.	Purchases of Equity Securities by Closed -End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 04/01/16-04/30/16	0	0	0	0
Month #2 05/01/16-05/31/16	0	0	0	0
Month #3 06/01/16-06/30/16 *	34,594	$27.16	34,594	$2,868,000
Month #4 07/01/16-07/31/16	0	0	0	0
Month #5 08/01/16-08/31/16	0	0	0	0
Month #6 09/01/16-09/30/16 ^	36,745	$27.21	36,745	$2,800,000

Total	71,339	$27.19	71,339	$5,668,000

*	The Fund issued a tender offer on March 22, 2016. The tender offer enabled up to $2,868,000 to be redeemed by shareholders. The tendered shares were paid out at the June 30, 2016 net asset value per share.
^	The Fund issued a tender offer on June 20, 2016. The tender offer enabled up to $2,800,000 to be redeemed by shareholders. The tendered shares were paid out at the September 30, 2016 net asset value per share.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c -1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes -Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SCS Hedged Opportunities Fund, LLC

By (Signature and Title)	/s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Officer

Date	November 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Officer

Date	November 30, 2016

By (Signature and Title)	/s/ Joseph E. McCuine
Joseph E. McCuine, Chief Financial Officer

Date	November 30, 2016